Financial Instruments - Disclosure of Foreign Currency Risk Management (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Monetary Items [Abstract]
Cash and cash equivalents	$ 33,564,857	$ 28,499,449	$ 4,577,747	$ 13,985,477
Trade and other payables	(2,786,280)	(1,814,390)
Contingent consideration	2,699,010	1,762,656
Non Monetary Items [Abstract]
Goodwill	12,868,122	12,400,743	$ 12,872,387
Deferred tax liabilities	(1,798,625)	(1,842,303)
Currency Risk
Monetary Items [Abstract]
Cash and cash equivalents	17,786,031	624,819
Trade and other payables	(1,298,425)	(672,353)
Contingent consideration	(2,699,010)	(1,762,656)
Total monetary items	13,788,596	(1,810,190)
Non Monetary Items [Abstract]
Goodwill	5,921,027	5,453,648
Other intangible assets	9,838,274	9,945,755
Deferred tax liabilities	(1,798,625)	(1,842,303)
Total non-monetary items	13,960,676	13,557,100
Total denominated in USD	$ 27,749,272	$ 11,746,910